Consolidated Statements of Operations (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Operations [Abstract]
Net sales	$ 69,652,705	$ 57,468,866	$ 48,039,625
Cost of goods sold	(59,008,973)	(50,403,138)	(39,722,076)
Gross profit	10,643,732	7,065,728	8,317,549
Selling, general and administrative expenses	(10,612,458)	(11,317,767)	(8,352,835)
Other operating income, net	28,589	1,137,580	179,565
Operating profit (loss)	59,863	(3,114,459)	144,279
Interest income, net	95,477	536,187	276,782
Other income, net	1,116,279	370,274	309,716
Income (Loss) from continuing operations before income taxes	1,271,619	(2,207,998)	730,777
Income tax expense	(1,228,625)	(204,122)	(389,135)
Income (Loss) from continuing operations	42,994	(2,412,120)	341,642
Income (Loss) from discontinued operations, net of tax	1,374,342	(1,775,879)	3,124,689
Net income (loss)	1,417,336	(4,187,999)	3,466,331
Net income (loss) attributable to non-controlling interests	(6,659)	175,028
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	1,410,677	(4,012,971)	3,466,331
Basic and diluted earnings (loss) per share of common stock	$ 0.46	$ (1.32)	$ 1.14
Basic and diluted weighted average number of shares of common stock	3,039,727	3,039,454	3,037,969
Rental expense paid to related parties (included in selling, general and administrative expenses)	451,507	713,103	769,540
Rental income earned from a related party (included in other income (expenses), net)			6,393
Management income earned from a related party (included in other income (expenses), net)			$ 9,313